Rule 497(e)
Registration Nos. 333-167073 and 811-22417

[CHAPMAN AND CUTLER LLP LETTERHEAD]

February 17, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Destra Investment Trust
(Registration Nos. 333-167073 and 811-22417)

Ladies and Gentlemen:

On behalf of Destra Investment Trust (the “Registrant”) and its series, Destra Global L-Series Fund, Destra International L-Series Fund, Destra US All Cap L-Series Fund and Destra High Dividend Strategy Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on February 3, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By: /s/ Morrison C. Warren
Morrison C. Warren
Enclosures